Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Company's Assets (Details)	6 Months Ended
Jul. 31, 2017
Computer Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years